Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
CIK	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
VictoryShares US 500 Volatility Wtd ETF | VictoryShares US 500 Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFA
VictoryShares US Small Cap Volatility Wtd ETF | VictoryShares US Small Cap Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSA
VictoryShares International Volatility Wtd ETF | VictoryShares International Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIL
VictoryShares US Large Cap High Div Volatility Wtd ETF | VictoryShares US Large Cap High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CDL
VictoryShares US Small Cap High Div Volatility Wtd ETF | VictoryShares US Small Cap High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSB
VictoryShares International High Div Volatility Wtd ETF | VictoryShares International High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CID
VictoryShares Emerging Market High Div Volatility Wtd ETF | VictoryShares Emerging Market High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEY
VictoryShares Dividend Accelerator ETF | VictoryShares Dividend Accelerator ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSDA
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSMV
VictoryShares US 500 Enhanced Volatility Wtd ETF | VictoryShares US 500 Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFO
VictoryShares US EQ Income Enhanced Volatility Wtd ETF | VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CDC
VictoryShares US Discovery Enhanced Volatility Wtd ETF | VictoryShares US Discovery Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSF
VictoryShares Developed Enhanced Volatility Wtd ETF | VictoryShares Developed Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIZ
VictoryShares Nasdaq Next 50 ETF | VictoryShares Nasdaq Next 50 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQQN
VictoryShares US Value Momentum ETF | VictoryShares US Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ULVM
VictoryShares US Small Mid Cap Value Momentum ETF | VictoryShares US Small Mid Cap Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USVM
VictoryShares International Value Momentum ETF | VictoryShares International Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIVM
VictoryShares Emerging Markets Value Momentum ETF | VictoryShares Emerging Markets Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEVM
VictoryShares USAA Core Short-Term Bond ETF | VictoryShares USAA Core Short-Term Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USTB
VictoryShares USAA Core Intermediate-Term Bond ETF | VictoryShares USAA Core Intermediate-Term Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UITB